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                                   SUPPLEMENT
                              DATED APRIL 13, 2006
      TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS ("PROSPECTUS")
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS


This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2006.


FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

HIFSCO has voluntarily agreed to extend the management fee waiver for this fund through at least July 31, 2006. Accordingly, in the prospectus on page 25 for The Hartford Floating Rate Fund, footnote 2 to the "Shareholder Fees and Annual Operating Expenses" table is deleted and replaced with the following:

        (2) HIFSCO has voluntarily agreed to waive management fees through at least July 31, 2006. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.38%, 1.24% and 1.14%, respectively. This undertaking may be amended or withdrawn at any time after July 31, 2006.


Also, footnote (7) on page 185 of the prospectus in the section entitled "Management Fees" is deleted and replaced with the following:

        (7) HIFSCO has voluntarily agreed to waive its management fees through at least July 31, 2006. While such waiver is in effect, the management fee is 0.00%. This management fee waiver may be amended or withdrawn at any time after July 31, 2006.


THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

Effective March 16, 2006, Nikunj Hindocha resigned from Wellington Management Company, LLP. Accordingly, the disclosure on page 191 of the prospectus in the section entitled "Portfolio Managers of the Funds," regarding Nikunj Hindocha is deleted. Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, will remain with support from Daniel Maguire, Equity Research Analyst of Wellington Management International LTD (an affiliate of Wellington Management).


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFPROSUP-4-13-06